STATEMENTS OF CASH FLOWS - USD ($)	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Cash flows from operating activities:
Net loss	$ (6,843,399)	$ (2,343,893)
Adjustments to reconcile net loss to net cash used in operating activities
Depreciation	42,470
Share-based compensation expense	185,996	45,444
Loss on sale of equipment	3,082
Change in fair value of derivative liabilities	867,000	1,208,000
Non-cash interest expense	39,471	272,864
Change in fair value of warrant liability	6,109	14,852
Due to related parties	(35,685)
Changes in assets and liabilities:
Prepaid expenses and other current assets	(1,903,114)	(3,199)
Accounts payable and accrued expenses	2,285,059	191,253
Deferred grant income	30,528
Accrued interest on convertible promissory notes	55,598	121,709
Net cash used in operating activities	(5,266,885)	(492,971)
Cash flows from investing activities:
Purchase of equipment	(254,820)
Proceeds from sale of equipment	3,000
Net cash used in investing activities	(251,820)
Cash flows from financing activities:
Proceeds from initial public offering (IPO) of common stock, net of offering costs	26,335,100
Proceeds from convertible promissory notes		1,190,000
Proceeds from escrow for warrant exercise advances	29,267
Proceeds from subscription receivable	13,125
Payments of deferred offering costs - additions	(860,943)	(73,484)
Net cash provided by (used in) financing activities	25,516,549	1,116,516
Net change in cash	19,997,844	623,545
Cash, beginning of period	828,016	204,471
Cash, end of period	20,825,860	828,016
Supplemental disclosure of cash flows
Interest	17,870
Supplemental disclosure of non-cash investing and financing activities
Accrued interest on subscriptions receivable	362	491
Debt discounts associated with derivative liabilities of convertible promissory notes		304,000
Deferred offering costs included in accounts payable and accrued expenses		$ 150,669
Conversion of convertible promissory notes, including embedded derivative, to common stock	4,991,431
Deferred offering costs adjusted into additional paid-in capital in connection with IPO	73,484
Fair value of warrant liability associated with warrant exercise	35,485
Underwriting discounts and commissions paid from gross proceeds of IPO	$ 2,414,900